Segmental analysis - Contributions by Geographical Area (Detail) - GBP (£) £ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019 [1]	Dec. 31, 2019
Disclosure of geographical areas [line items]
Revenue		£ 5,582.7	£ 6,368.2	£ 13,234.1
Headline operating profit	[2]	382.3	617.3	1,560.6
North America [member]
Disclosure of geographical areas [line items]
Revenue	[3]	2,177.1	2,334.3	4,854.7
Revenue less pass-through costs	[3],[4]	1,856.1	1,951.3	4,034.3
Headline operating profit	[3]	215.4	278.3	662.0
United Kingdom [member]
Disclosure of geographical areas [line items]
Revenue		757.6	907.7	1,797.1
Revenue less pass-through costs	[4]	585.6	692.6	1,390.1
Headline operating profit		35.4	86.7	188.5
Western Continental Europe [member]
Disclosure of geographical areas [line items]
Revenue		1,092.9	1,263.6	2,628.8
Revenue less pass-through costs	[4]	919.5	1,041.7	2,176.4
Headline operating profit		43.8	96.5	261.5
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member]
Disclosure of geographical areas [line items]
Revenue		1,555.1	1,862.6	3,953.5
Revenue less pass-through costs	[4]	1,306.5	1,513.8	3,245.7
Headline operating profit		£ 87.7	£ 155.8	£ 448.6

[1]	Figures for the period ended 30 June 2019 have been re-presented in accordance with IFRS 5: Non-current Assets Held for Sale and Discontinued Operations, as described in note 13.
[2]	A reconciliation from operating (loss)/profit to headline operating profit is provided in note 23.
[3]	North America includes the US with revenue of £2,065.2 million (period ended 30 June 2019: £2,203.8 million; year ended 31 December 2019: £4,576.5 million), revenue less pass-through costs of £1,757.5 million (period ended 30 June 2019: £1,843.0 million; year ended 31 December 2019: £3,806.3 million) and headline operating profit of £207.1 million (period ended 30 June 2019: £262.8 million; year ended 31 December 2019: £620.6 million).
[4]	Revenue less pass-through costs is revenue less media and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are charged directly to clients, predominantly media costs. See note 4 for more details of the pass-through costs.